                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ]    is a restatement.
                                       [   ]adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:    Lepercq, de Neuflize & Co. Inc.
Address: 1675 Broadway
         New York, New York  10019


Form 13F File Number: 028-05525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Hartnedy
Title:   Treasurer
Phone:   (212) 698-0700

Signature, Place, and Date of Signing:

         /s/ Peter Hartnedy      New York, New York    2/14/01
         _______________________ _____________________ _________
              [Signature]           [City, State]       [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    None











































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     35

Form 13F Information Table Value Total:     $78,496
                                            [thousands]


List of Other Included Managers:  None







































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
                                                 LEPERCQ, DE NEUFLIZE & CO. INC.
                                                   FORM 13F INFORMATION TABLE
                                                        December 31, 2000

COLUMN 1                 COLUMN 2    COLUMN 3     COLUMN 4          COLUMN 5     COLUMN 6      COLUMN 7        COLUMN 8
--------                 --------    --------     --------          --------     --------      --------        --------

                         TITLE                    VALUE      SHRS OR  SH/ PUT    INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP        (X1000)    PRN AMT  PRN CALL   DISCRETION    MGRS      SOLE    SHARED    NONE
--------------           --------    -----        -------    -------  --------   ----------    -----     ----------------------
Atmel                    COM        049513104       1,199    103,100  SH         Sole                                     103,100
Bank One                 COM        06423A103       1,351     36,900  SH         Sole                                      36,900
Bank of New York         COM        064057102       1,002     18,150  SH         Sole                                      18,150
Bristol-Myers Squibb     COM        110122108       1,323     17,900  SH         Sole                                      17,900
Chase Manhattan          COM        16161A108       1,129     24,850  SH         Sole                                      24,850
Cisco Systems            COM        17275R102       1,048     27,400  SH         Sole                                      27,400
Comverse Technology      COM        205862402         455      4,190  SH         Sole                                       4,190
DMC Stratex Networks     COM        23322L106         362     24,150  SH         Sole                                      24,150
Exodus Communications    COM        302088109       6,550    327,525  SH         Sole                                     327,525
Exxon Mobil              COM        30231G102         958     11,015  SH         Sole                                      11,015
GAP                      COM        364760108       1,344     52,700  SH         Sole                                      52,700
General Electric         COM        369604103       1,328     27,700  SH         Sole                                      27,700
Global Crossing          COM        G3921A100       3,902    272,595  SH         Sole                                     272,595
Golden West Financial    COM        381317106         367      5,434  SH         Sole                                       5,434
Home Depot               COM        437076102         840     18,375  SH         Sole                                      18,375
Immunex                  COM        452528102       3,108     76,500  SH         Sole                                      76,500
Incyte Genomics          COM        45337C102       1,668     67,040  SH         Sole                                      67,040
Intel                    COM        458140100         684     22,600  SH         Sole                                      22,600
JCPenney                 COM        708160106         275     25,300  SH         Sole                                      25,300
Johnson & Johnson        COM        478160104       1,920     18,275  SH         Sole                                      18,275
Lattice Semiconductor    COM        518415104       2,558    139,200  SH         Sole                                     139,200
Loral Space &
  Communications         COM        G56462107         861    270,000  SH         Sole                                     270,000
Merck                    COM        589331107         225      2,400  SH         Sole                                       2,400
Millenium
 Pharmaceuticals         COM        599902103       5,402     87,300  SH         Sole                                      87,300
Ocean Energy             COM        67481E106       7,264    418,075  SH         Sole                                     418,075
Openwave System          COM        71920Q100         636     13,275  SH         Sole                                      13,275
Pharmacia                COM        71713U102       2,395     39,257  SH         Sole                                      39,257
Qualcomm                 COM        747525103       1,749     21,275  SH         Sole                                      21,275
Qwest Communications
  International          COM        749121109       5,535    135,000  SH         Sole                                     135,000
Schlumberger ($)         COM        806857108       3,909     48,900  SH         Sole                                      48,900
Sirius Satellite Radio   COM        82966U103       2,384     79,625  SH         Sole                                      79,625
Sun Microsystems         COM        866810104       5,999    215,200  SH         Sole                                     215,200
VeriSign                 COM        92343E102         275      3,706  SH         Sole                                       3,706
Viacom Class B           COM        925524308       6,414    137,203  SH         Sole                                     137,203
Walt Disney              COM        254687106       2,077     71,789  SH         Sole                                      71,789


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Total                                              78,496



















































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